Fair Value of Financial Assets and Liabilities - Summary of Estimated Fair Value and Carrying Amount of Financial Instruments (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Liabilities:
Short-term debt	$ (556)	$ (20)
Long-term debt	(8,656)	(3,936)
Carrying Amount [Member] | Level II [Member]
Assets:
Notes hedges	241	203
Other financial assets	47	44
Derivative instruments-assets	2	2
Liabilities:
Short-term debt	(22)	(12)
Other long-term debt	(15)	(3)
Notes Embedded Conversion Derivative	(241)	(203)
Warrants	(168)	(136)
Derivative instruments-liabilities	(4)	(4)
Carrying Amount [Member] | Level II [Member] | Notes Payable to Banks [Member] | USD Notes [Member]
Liabilities:
Short-term debt	(534)	(8)
Long-term debt	(7,669)	(3,003)
Carrying Amount [Member] | Level II [Member] | Convertible Debt [Member] | 2019 Cash Convertible Senior Notes [Member]
Liabilities:
Long-term debt	(972)	(930)
Estimated Fair Value [Member] | Level II [Member]
Assets:
Notes hedges	241	203
Other financial assets	47	44
Derivative instruments-assets	2	2
Liabilities:
Short-term debt	(22)	(12)
Other long-term debt	(15)	(3)
Notes Embedded Conversion Derivative	(241)	(203)
Warrants	(168)	(136)
Derivative instruments-liabilities	(4)	(4)
Estimated Fair Value [Member] | Level II [Member] | Notes Payable to Banks [Member] | USD Notes [Member]
Liabilities:
Short-term debt	(535)	(8)
Long-term debt	(7,723)	(3,079)
Estimated Fair Value [Member] | Level II [Member] | Convertible Debt [Member] | 2019 Cash Convertible Senior Notes [Member]
Liabilities:
Long-term debt	$ (1,260)	$ (1,176)